SUBSEQUENT EVENTS - Summary of Identifiable Assets Acquired and Liabilities Assumed in Connection with Acquisition (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jan. 26, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)
Subsequent Event [Line Items]
Cash		¥ 203,164	$ 31,881
Intangible assets
Goodwill		¥ 121,805		$ 19,114
Subsequent Event
Subsequent Event [Line Items]
Cash	¥ 31,800
Recognized amounts of identifiable assets acquired and liabilities assumed:
Prepaid expenses and other current assets	150
Intangible assets
Contract liabilities	(12,002)
Deferred income tax liability	(3,875)
Total identifiable assets acquired and liabilities assumed	(227)
Goodwill	32,027
Customer Relationship | Subsequent Event
Intangible assets
Intangible assets	9,700
Technology | Subsequent Event
Intangible assets
Intangible assets	5,700
Non-compete arrangements | Subsequent Event
Intangible assets
Intangible assets	¥ 100